Nature of Operations, Basis of Presentation and Going Concern (Details Narrative) - USD ($)				3 Months Ended		12 Months Ended
	May 25, 2021	May 12, 2021	Oct. 10, 2019	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Common stock, shares issued				27,274,598		27,274,598	26,611,264
Common stock, shares outstanding				26,944,598		26,944,598	26,611,264
Number of common stock issued			1,125,000
Net loss				$ (229,379)	$ (202,745)	$ (829,412)	$ (782,831)
Net cash used in operating activities				235,023	$ 237,408	871,368	1,303,291
Accumulated deficit				$ (2,430,808)		$ (2,201,429)	$ (1,372,017)
Common Stock [Member]
Number of common stock issued				250,000		330,000	5,611,264
Net loss
Subsequent Event [Member] | Common Stock [Member]
Common stock, shares issued	27,274,598	26,944,598
Common stock, shares outstanding	27,274,598	26,944,598
Subsequent Event [Member] | Common Stock [Member] | Board of Director and Founder [Member]
Number of common stock issued	20,000,000	20,000,000
Percentage of total shares issued and outstanding	73.33%	74.23%